Consolidated Statements Of Changes In Shareholders' Equity And Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	$0.09 [Member] Retained Earnings [Member]	$0.09 [Member]	$0.15 [Member] Retained Earnings [Member]	$0.15 [Member]	$0.23 [Member] Retained Earnings [Member]	$0.23 [Member]	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2010							$ 40	$ 52,893	$ 31,555	$ (76)	$ 84,412
Balance, shares at Dec. 31, 2010							17,346,561
Changes during period
Stock-based compensation								28			28
Dividend paid			(2,602)	(2,602)
Net income									2,949		2,949
Other comprehensive income										130	130
Balance at Jun. 30, 2011							40	52,921	31,902	54	84,917
Balance, shares at Jun. 30, 2011							17,326,716
Balance at Dec. 31, 2010							40	52,893	31,555	(76)	84,412
Balance, shares at Dec. 31, 2010							17,346,561
Changes during period
Stock-based compensation								117			117
Dividend paid	(1,561)	(1,561)	(2,602)	(2,602)
Net income									4,335		4,335
Other comprehensive income										6	6
Balance at Dec. 31, 2011							40	53,010	31,727	(70)	84,707
Balance, shares at Dec. 31, 2011							17,346,561
Balance at Mar. 31, 2011							40	52,918	29,822	(12)	82,768
Balance, shares at Mar. 31, 2011							17,326,716
Changes during period
Stock-based compensation								3			3
Net income									2,080		2,080
Other comprehensive income										66	66
Balance at Jun. 30, 2011							40	52,921	31,902	54	84,917
Balance, shares at Jun. 30, 2011							17,326,716
Balance at Dec. 31, 2011							40	53,010	31,727	(70)	84,707
Balance, shares at Dec. 31, 2011							17,346,561
Changes during period
Stock-based compensation								88			88
Dividend paid					(3,990)	(3,990)
Net income									3,418		3,418
Other comprehensive income										180	180
Balance at Jun. 30, 2012							40	53,098	31,155	110	84,403
Balance, shares at Jun. 30, 2012							17,346,561
Balance at Mar. 31, 2012							40	53,053	30,015	99	83,207
Balance, shares at Mar. 31, 2012							17,346,561
Changes during period
Stock-based compensation								45			45
Net income									1,140		1,140
Other comprehensive income										11	11
Balance at Jun. 30, 2012							$ 40	$ 53,098	$ 31,155	$ 110	$ 84,403
Balance, shares at Jun. 30, 2012							17,346,561